Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales	$ 21,109	$ 12,093	$ 13,509
Cost of goods sold	(16,914)	(9,039)	(10,237)
Gross profit	4,195	3,054	3,272
Selling, general and administrative expenses	(2,793)	(1,604)	(1,543)
Goodwill impairment	0	0	(12)
Impairment of other assets	0	0	(159)
Transaction and integration-related expenses associated with the Combination	(395)	(78)	0
Operating profit	1,007	1,372	1,558
Pension and other postretirement non-service expense, net	(24)	(49)	(8)
Interest expense, net	(398)	(139)	(139)
Other (expense) income, net	(25)	(46)	15
Income before income taxes	560	1,138	1,426
Income tax expense	(241)	(312)	(391)
Net income	319	826	1,035
Less: Net income attributable to noncontrolling interests	0	(1)	(1)
Net income attributable to common shareholders	$ 319	$ 825	$ 1,034
Basic earnings per share attributable to common shareholders (in USD per share)	$ 0.83	$ 3.19	$ 4
Diluted earnings per share attributable to common shareholders (in USD per share)	$ 0.82	$ 3.17	$ 3.96